Note 8 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Notes
Note 8 - Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855 and has determined that other than listed below, no material subsequent events exist.

1.  On January 3, 2015, the Company renewed its employment agreement with its chief executive officer Ardell Mees for another two years.